Shareholder Report	12 Months Ended	56 Months Ended	92 Months Ended	110 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000159123
Shareholder Report [Line Items]
Fund Name	Emerging Markets Discovery Stock Fund
Class Name	Investor Class
Trading Symbol	PRIJX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Discovery Stock Fund - Investor Class	$126	1.13%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Emerging markets equities advanced over the 12-month reporting period. Hopes that the U.S. Federal Reserve would begin lowering interest rates, alongside broadly favorable corporate earnings and investor enthusiasm about prospects for artificial intelligence (AI), supported sentiment. All regions ended higher, with Asia leading the gains.

  The industrials and business services sector contributed the most to relative returns against the MSCI Emerging Markets Index Net. Singapore-listed Yangzijiang Shipbuilding and Brazilian aircraft manufacturer Embraer were significant contributors on solid earnings and upbeat forecasts. Stock selection in China also contributed to relative performance. Standouts included travel platform Trip.com, which performed well amid an improving outlook for travel demand, and property brokerage KE Holdings, which gained after Beijing unveiled measures to support the real estate sector.

  Security selection in information technology (IT) detracted the most from relative returns. South Korean tech giant Samsung Electronics was a large detractor due to disappointing earnings and worries that memory chip prices may be nearing a peak. Stock selection in financials also detracted from relative performance.

  The portfolio invests in undervalued, “forgotten” stocks with asymmetrical risk/reward potential and identifiable fundamental improvement drivers. Over the year, we raised our allocations to IT and utilities, investing in attractive opportunities across several Asian markets. Conversely, our exposure to consumer staples and materials companies decreased.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 9/14/15
Emerging Markets Discovery Stock Fund (Investor Class)	23.55%	4.27%	6.66%
MSCI Emerging Markets Index Net (Regulatory/Strategy Benchmark)	25.32	3.93	6.15

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date				Sep. 14, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,515,282,000	$ 4,515,282,000	$ 4,515,282,000	$ 4,515,282,000
Holdings Count | Holding	71	71	71	71
Advisory Fees Paid, Amount	$ 2,937,000
InvestmentCompanyPortfolioTurnover	51.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,515,282 Number of Portfolio Holdings71
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	25.8%
Information Technology	20.1
Consumer Discretionary	16.6
Materials	8.1
Industrials & Business Services	8.0
Energy	6.3
Real Estate	4.3
Utilities	3.7
Communication Services	3.2
Other	3.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Alibaba Group Holding	4.3%
Taiwan Semiconductor Manufacturing	3.6
Samsung Electronics	3.4
ICICI Bank	2.9
Reliance Industries	2.3
Prosus	2.3
Bank Rakyat Indonesia Persero	2.1
MediaTek	2.1
Trip.com Group	2.1
KE Holdings	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159124
Shareholder Report [Line Items]
Fund Name	Emerging Markets Discovery Stock Fund
Class Name	Advisor Class
Trading Symbol	PAIJX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Discovery Stock Fund - Advisor Class	$173	1.55%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Emerging markets equities advanced over the 12-month reporting period. Hopes that the U.S. Federal Reserve would begin lowering interest rates, alongside broadly favorable corporate earnings and investor enthusiasm about prospects for artificial intelligence (AI), supported sentiment. All regions ended higher, with Asia leading the gains.

  The industrials and business services sector contributed the most to relative returns against the MSCI Emerging Markets Index Net. Singapore-listed Yangzijiang Shipbuilding and Brazilian aircraft manufacturer Embraer were significant contributors on solid earnings and upbeat forecasts. Stock selection in China also contributed to relative performance. Standouts included travel platform Trip.com, which performed well amid an improving outlook for travel demand, and property brokerage KE Holdings, which gained after Beijing unveiled measures to support the real estate sector.

  Security selection in information technology (IT) detracted the most from relative returns. South Korean tech giant Samsung Electronics was a large detractor due to disappointing earnings and worries that memory chip prices may be nearing a peak. Stock selection in financials also detracted from relative performance.

  The portfolio invests in undervalued, “forgotten” stocks with asymmetrical risk/reward potential and identifiable fundamental improvement drivers. Over the year, we raised our allocations to IT and utilities, investing in attractive opportunities across several Asian markets. Conversely, our exposure to consumer staples and materials companies decreased.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 9/14/15
Emerging Markets Discovery Stock Fund (Advisor Class)	23.04%	3.84%	6.26%
MSCI Emerging Markets Index Net (Regulatory/Strategy Benchmark)	25.32	3.93	6.15

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date				Sep. 14, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,515,282,000	$ 4,515,282,000	$ 4,515,282,000	$ 4,515,282,000
Holdings Count | Holding	71	71	71	71
Advisory Fees Paid, Amount	$ 2,937,000
InvestmentCompanyPortfolioTurnover	51.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,515,282 Number of Portfolio Holdings71
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	25.8%
Information Technology	20.1
Consumer Discretionary	16.6
Materials	8.1
Industrials & Business Services	8.0
Energy	6.3
Real Estate	4.3
Utilities	3.7
Communication Services	3.2
Other	3.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Alibaba Group Holding	4.3%
Taiwan Semiconductor Manufacturing	3.6
Samsung Electronics	3.4
ICICI Bank	2.9
Reliance Industries	2.3
Prosus	2.3
Bank Rakyat Indonesia Persero	2.1
MediaTek	2.1
Trip.com Group	2.1
KE Holdings	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184325
Shareholder Report [Line Items]
Fund Name	Emerging Markets Discovery Stock Fund
Class Name	I Class
Trading Symbol	REVIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Discovery Stock Fund - I Class	$110	0.98%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Emerging markets equities advanced over the 12-month reporting period. Hopes that the U.S. Federal Reserve would begin lowering interest rates, alongside broadly favorable corporate earnings and investor enthusiasm about prospects for artificial intelligence (AI), supported sentiment. All regions ended higher, with Asia leading the gains.

  The industrials and business services sector contributed the most to relative returns against the MSCI Emerging Markets Index Net. Singapore-listed Yangzijiang Shipbuilding and Brazilian aircraft manufacturer Embraer were significant contributors on solid earnings and upbeat forecasts. Stock selection in China also contributed to relative performance. Standouts included travel platform Trip.com, which performed well amid an improving outlook for travel demand, and property brokerage KE Holdings, which gained after Beijing unveiled measures to support the real estate sector.

  Security selection in information technology (IT) detracted the most from relative returns. South Korean tech giant Samsung Electronics was a large detractor due to disappointing earnings and worries that memory chip prices may be nearing a peak. Stock selection in financials also detracted from relative performance.

  The portfolio invests in undervalued, “forgotten” stocks with asymmetrical risk/reward potential and identifiable fundamental improvement drivers. Over the year, we raised our allocations to IT and utilities, investing in attractive opportunities across several Asian markets. Conversely, our exposure to consumer staples and materials companies decreased.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/6/17
Emerging Markets Discovery Stock Fund (I Class)	23.80%	4.43%	5.39%
MSCI Emerging Markets Index Net (Regulatory/Strategy Benchmark)	25.32	3.93	4.94

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Mar. 06, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,515,282,000	$ 4,515,282,000	$ 4,515,282,000	$ 4,515,282,000
Holdings Count | Holding	71	71	71	71
Advisory Fees Paid, Amount	$ 2,937,000
InvestmentCompanyPortfolioTurnover	51.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,515,282 Number of Portfolio Holdings71
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	25.8%
Information Technology	20.1
Consumer Discretionary	16.6
Materials	8.1
Industrials & Business Services	8.0
Energy	6.3
Real Estate	4.3
Utilities	3.7
Communication Services	3.2
Other	3.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Alibaba Group Holding	4.3%
Taiwan Semiconductor Manufacturing	3.6
Samsung Electronics	3.4
ICICI Bank	2.9
Reliance Industries	2.3
Prosus	2.3
Bank Rakyat Indonesia Persero	2.1
MediaTek	2.1
Trip.com Group	2.1
KE Holdings	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219341
Shareholder Report [Line Items]
Fund Name	Emerging Markets Discovery Stock Fund
Class Name	Z Class
Trading Symbol	TRFZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Discovery Stock Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Emerging markets equities advanced over the 12-month reporting period. Hopes that the U.S. Federal Reserve would begin lowering interest rates, alongside broadly favorable corporate earnings and investor enthusiasm about prospects for artificial intelligence (AI), supported sentiment. All regions ended higher, with Asia leading the gains.

  The industrials and business services sector contributed the most to relative returns against the MSCI Emerging Markets Index Net. Singapore-listed Yangzijiang Shipbuilding and Brazilian aircraft manufacturer Embraer were significant contributors on solid earnings and upbeat forecasts. Stock selection in China also contributed to relative performance. Standouts included travel platform Trip.com, which performed well amid an improving outlook for travel demand, and property brokerage KE Holdings, which gained after Beijing unveiled measures to support the real estate sector.

  Security selection in information technology (IT) detracted the most from relative returns. South Korean tech giant Samsung Electronics was a large detractor due to disappointing earnings and worries that memory chip prices may be nearing a peak. Stock selection in financials also detracted from relative performance.

  The portfolio invests in undervalued, “forgotten” stocks with asymmetrical risk/reward potential and identifiable fundamental improvement drivers. Over the year, we raised our allocations to IT and utilities, investing in attractive opportunities across several Asian markets. Conversely, our exposure to consumer staples and materials companies decreased.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
Emerging Markets Discovery Stock Fund (Z Class)	25.01%	13.69%
MSCI Emerging Markets Index Net (Regulatory/Strategy Benchmark)	25.32	9.29

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,515,282,000	$ 4,515,282,000	$ 4,515,282,000	$ 4,515,282,000
Holdings Count | Holding	71	71	71	71
Advisory Fees Paid, Amount	$ 2,937,000
InvestmentCompanyPortfolioTurnover	51.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,515,282 Number of Portfolio Holdings71
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	25.8%
Information Technology	20.1
Consumer Discretionary	16.6
Materials	8.1
Industrials & Business Services	8.0
Energy	6.3
Real Estate	4.3
Utilities	3.7
Communication Services	3.2
Other	3.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Alibaba Group Holding	4.3%
Taiwan Semiconductor Manufacturing	3.6
Samsung Electronics	3.4
ICICI Bank	2.9
Reliance Industries	2.3
Prosus	2.3
Bank Rakyat Indonesia Persero	2.1
MediaTek	2.1
Trip.com Group	2.1
KE Holdings	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless